SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative)		12 Months Ended
	Oct. 06, 2015 shares	Jan. 31, 2018 $ / shares shares	Jan. 31, 2018 CAD ($) $ / shares shares	Jan. 31, 2017 CAD ($) shares	Jan. 31, 2016 shares
Disclosure of transactions between related parties [line items]
Common shares issued upon the exercise of stock options, Shares			510,000	25,000
Common shares issued upon the exercise of stock options, Amount | $			$ 150,600	$ 6,000
Common shares upon the exercise of warrants, Shares			3,965,000	1,000,000
Common shares upon the exercise of warrants, Amount | $			$ 404,750	$ 100,000
Stock option granted incentive for common shares			1,775,000
Exercise Price | $ / shares			$ 0.355
Stock options outstanding of Shares		3,395,000	3,395,000	3,145,000	3,170,000
Common shares purchased			1,254,000
Common shares cancelled			911,500
Treasury share			342,500
Share purchase description

Pursuant to the Bid, the Company may purchase up to 3,844,000 common shares up until June 26, 2018, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates).

Stock options [Member]
Disclosure of transactions between related parties [line items]
Stock option grant percent			10.00%	10.00%
Stock options outstanding of Shares				500,000
Stock options [Member] | 0.125 [Member]
Disclosure of transactions between related parties [line items]
Exercise Price | $ / shares		$ 0.125
Stock options outstanding of Shares		100,000	100,000
Stock options [Member] | 0.15 [Member]
Disclosure of transactions between related parties [line items]
Stock options outstanding of Shares		100,000	100,000
Stock options [Member] | 0.175 [Member]
Disclosure of transactions between related parties [line items]
Exercise Price | $ / shares		$ 0.175
Stock options outstanding of Shares		100,000	100,000
Stock options [Member] | 0.20 [Member]
Disclosure of transactions between related parties [line items]
Stock options outstanding of Shares		100,000	100,000
Stock options [Member] | 0.225 [Member]
Disclosure of transactions between related parties [line items]
Exercise Price | $ / shares		$ 0.225
Stock options outstanding of Shares		100,000	100,000
Barrick [Member]
Disclosure of transactions between related parties [line items]
Common shares returned to treasury and cancelled, Shares			(4,150,000)
Members of the Board of Directors [Member] | Stock options [Member]
Disclosure of transactions between related parties [line items]
Stock option grant percent			100.00%
Stock option plan, description

The expiry date for each option is set by the Board of Directors at the time of issue and cannot be more than 10 years after the grant date. All options vest 100% on the grant date unless a vesting schedule is set by the Board of Directors at the time of issue.

Consultant [Member] | Stock options [Member]
Disclosure of transactions between related parties [line items]
Stock option granted incentive for common shares	500,000
Term of vesting period	Oct. 06, 2020